UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  June 30, 2003

Institutional Investment Manager Filing this Report:

Name: 		Siphron Capital Management
Address:	280 South Beverly Drive, suite 412
		Beverly Hills, CA 90212

13F File Number:  28-3316

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:

Name:		Melissa Siphron
Title:		Operations Manager
Phone:		310-858-7281
Signature, Place, and Date of Signing:

Melissa Siphron   Beverly Hills, California	August 13, 2003

Report Type (Check only one) :

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.




I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES EXCHANGE ACT OF 1934.





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  276491

                                 Form 13F INFORMATION TABLE
                                          VALUE   QUANTITY  SH/ PUT/ INV   OTH VTG
NAME OF ISSUER        CLASS  CUSIP      (X$1000) OF SHARES  PRN CALL DSCRN MGR AUT
----------------      -----  --------    ------- --------   ---  --- ----- --- ----
Abbott Laboratories   COM    002824100    9,583   219,000   SH   NA  SOLE  NA  SOLE
Adobe Systems         COM    00724F101    7,588   236,600   SH   NA  SOLE  NA  SOLE
Agilent               COM    00846U101    4,506   230,494   SH   NA  SOLE  NA  SOLE
American Express      COM    025816109    9,333   223,220   SH   NA  SOLE  NA  SOLE
Automatic Data Proc'g COM    053015103    6,234   184,100   SH   NA  SOLE  NA  SOLE
Baxter International  COM    071813109    3,229   124,200   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway 'B'COM    084670207   13,892     5,717   SH   NA  SOLE  NA  SOLE
Berkshire Hathaway    COM    084670108      363         5   SH   NA  SOLE  NA  SOLE
Block H&R             COM    093671105    8,252   190,800   SH   NA  SOLE  NA  SOLE
Coca-Cola             COM    191216100   12,324   265,550   SH   NA  SOLE  NA  SOLE
Costco Cos. Inc Com   COM    22160Q102   10,277   280,800   SH   NA  SOLE  NA  SOLE
Dell Inc.             COM    24702R101   12,462   391,400   SH   NA  SOLE  NA  SOLE
Gannett Co.           COM    364730101   10,646   138,600   SH   NA  SOLE  NA  SOLE
Gillette              COM    375766102   11,135   349,500   SH   NA  SOLE  NA  SOLE
Goldman Sachs         COM    38141G104   11,373   135,800   SH   NA  SOLE  NA  SOLE
Hershey Foods         COM    427866108   11,278   161,900   SH   NA  SOLE  NA  SOLE
Johnson & Johnson     COM    478160104    9,008   174,240   SH   NA  SOLE  NA  SOLE
McDonald's Corp.      COM    580135101   10,343   468,867   SH   NA  SOLE  NA  SOLE
Merck & Co.           COM    589331107   12,840   212,060   SH   NA  SOLE  NA  SOLE
Microsoft Corp.       COM    594918104    8,182   319,100   SH   NA  SOLE  NA  SOLE
Moody's Corporation   COM    615369105    6,199   117,600   SH   NA  SOLE  NA  SOLE
Morgan Stanley        COM    617446448    7,960   186,200   SH   NA  SOLE  NA  SOLE
N.Y. Times Co.        COM    650111107    6,575   144,500   SH   NA  SOLE  NA  SOLE
NIKE, Inc. 'B'        COM    654106103   10,880   203,400   SH   NA  SOLE  NA  SOLE
Omnicom Group         COM    681919106    6,812    95,000   SH   NA  SOLE  NA  SOLE
Oracle                COM    68389X105    8,456   704,100   SH   NA  SOLE  NA  SOLE
PepsiCo, Inc.         COM    713448108   11,530   259,100   SH   NA  SOLE  NA  SOLE
Pfizer, Inc.          COM    717081103    6,891   201,800   SH   NA  SOLE  NA  SOLE
Sysco Corp.           COM    871829107    6,465   215,200   SH   NA  SOLE  NA  SOLE
Wal-Mart Stores       COM    931142103   11,330   211,100   SH   NA  SOLE  NA  SOLE
Wrigley (Wm.) Jr.     COM    982526105   10,545   187,540   SH   NA  SOLE  NA  SOLE
